LIABILITIES AND DEBT - Oasis and First Fire Notes (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Convertible debt
Short-term Debt [Line Items]
Amortization of debt discount	$ 801,538
Principal, ending balance	9,465,000
Unamortized Debt Discount, ending balance	3,963,386
Debt, net, ending balance	5,501,614
Unamortized debt discount	3,963,386
Net balance after unamortized debt discount	5,501,614
Oasis Note
Short-term Debt [Line Items]
Amortization of debt discount	801,538
Unamortized Debt Discount, ending balance	3,963,386
Debt, net, ending balance	5,501,614
Unamortized debt discount	3,963,386
Net balance after unamortized debt discount	5,501,614
Interest expense	148,613
Oasis Note | Convertible debt
Short-term Debt [Line Items]
Principal, ending balance	5,265,000
Unamortized Debt Discount, ending balance	715,000
Debt, net, ending balance	4,550,000
Unamortized debt discount	715,000
Net balance after unamortized debt discount	4,550,000
First First Fire Note | Convertible debt
Short-term Debt [Line Items]
Principal, ending balance	1,575,000
Unamortized Debt Discount, ending balance	315,000
Debt, net, ending balance	1,260,000
Unamortized debt discount	315,000
Net balance after unamortized debt discount	1,260,000
Second First Fire Note | Convertible debt
Short-term Debt [Line Items]
Principal, ending balance	2,625,000
Unamortized Debt Discount, ending balance	530,000
Debt, net, ending balance	2,095,000
Unamortized debt discount	530,000
Net balance after unamortized debt discount	2,095,000
Derivative liability. | Convertible debt
Short-term Debt [Line Items]
Unamortized Debt Discount, ending balance	3,204,924
Debt, net, ending balance	3,204,924
Unamortized debt discount	3,204,924
Net balance after unamortized debt discount	3,204,924
Oasis and First Fire notes
Short-term Debt [Line Items]
Debt discount	$ 1,560,000